UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

                  Investment Company Act file number 811-05983

                           The New Germany Fund, Inc.
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                       345 Park Avenue, New York, NY 10154
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Bruce A. Rosenblum
                  Deutsche Investment Management Americas Inc.
                       345 Park Avenue, New York, NY 10154
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-437-6269
                                                    --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  3/31/05
                          ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 ss.ss. 239.24 and
274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


THE NEW GERMANY FUND, INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES               DESCRIPTION               VALUE
-------------           -----------           ------------

INVESTMENTS IN GERMAN SECURITIES -- 85.8%
            COMMON STOCKS -- 73.4%
            BIOTECHNOLOGY -- 0.7%
  160,000   GPC Biotech*+ ..................  $  1,851,935
                                              ------------
            BUILDING PRODUCTS -- 0.5%
   90,000   Pfleiderer* ....................     1,483,157
                                              ------------
            CHEMICALS -- 5.6%
  185,000   K + S ..........................    10,471,243
  355,000   MG Technologies*+ ..............     4,546,596
                                              ------------
                                                15,017,839
                                              ------------
            COMMERCIAL SERVICES &
              SUPPLIES -- 3.5%
   58,720   GFK ............................     2,331,569
  100,000   Interseroh .....................     2,854,720
  100,000   Techem* ........................     4,372,912
                                              ------------
                                                 9,559,201
                                              ------------
            CONSTRUCTION &
              ENGINEERING -- 3.9%
  147,200   Bilfinger Berger ...............     7,328,928
  100,000   Hochtief .......................     3,185,608
                                              ------------
                                                10,514,536
                                              ------------
            CONSTRUCTION
              MATERIALS -- 3.7%
  160,235   HeidelbergCement ...............    10,090,403
                                              ------------
            DIVERSIFIED FINANCIALS-- 6.5%
  174,000   AWD Holding ....................     7,676,601
  160,000   Deutsche Postbank ..............     7,370,368
   56,689   Grenkeleasing ..................     2,574,588
                                              ------------
                                                17,621,557
                                              ------------
            DIVERSIFIED
              TELECOMMUNICATION
              SERVICES -- 1.9%
  220,000   Mobilcom+ ......................     5,092,821
                                              ------------
            ELECTRICAL EQUIPMENT-- 1.9%
   30,000   Conergy* .......................     2,595,330
   20,000   Solarworld .....................     2,504,368
                                              ------------
                                                 5,099,698
                                              ------------
            ELECTRONIC EQUIPMENT &
              INSTRUMENT -- 4.0%
   87,460   Funkwerk .......................     4,027,692
  542,720   Kontron* .......................     5,084,566
  271,600   Suess MicroTec*+ ...............     1,730,422
                                              ------------
                                                10,842,680
                                              ------------

            FOOD PRODUCTS -- 1.7%
  230,000   Suedzucker .....................     4,631,913
                                              ------------
            HOUSEHOLD PRODUCTS -- 1.4%
   33,161   Beiersdorf .....................     3,704,859
                                              ------------
            INSURANCE -- 4.0%
  271,800   Hannover Ruckversicherungs .....    10,760,501
                                              ------------
            INTERNET SOFTWARE &
              SERVICES -- 3.8%
  130,000   Freenet.de .....................  $  3,463,165
  215,000   United Internet ................     6,840,687
                                              ------------
                                                10,303,852
                                              ------------
            MACHINERY -- 4.6%
  110,000   Balda ..........................     1,077,657
   79,000   Heidelberger Druckmaschinen*+ ..     2,526,881
   80,000   Iwka ...........................     1,956,781
   29,754   Krones .........................     3,590,617
   65,234   Pfeiffer Vacuum Technology .....     3,309,723
                                              ------------
                                                12,461,659
                                              ------------
            MEDIA -- 1.0%
   67,700   Premiere* ......................     2,806,728
                                              ------------
            METALS & MINING -- 1.7%
  210,000   Salzgitter .....................     4,485,284
                                              ------------
            MULTILINE RETAIL -- 1.2%
   84,625   Douglas Holding ................     3,108,704
                                              ------------
            PHARMACEUTICALS -- 12.1%
   94,000   Celesio ........................     7,692,925
  184,000   Merck KGaA+ ....................    13,131,712
   75,000   Schwarz Pharma .................     3,308,880
  270,000   Stada Arzneimittel .............     8,446,987
                                              ------------
                                                32,580,504
                                              ------------
            REAL ESTATE -- 7.4%
  480,000   Hypo Real Estate Holding .......    20,024,563
                                              ------------
            TEXTILES, APPAREL & LUXURY
              GOODS -- 2.3%
   25,000   Puma+ ..........................     6,265,137
                                              ------------
            Total Common Stocks
              (cost $140,080,981) ..........   198,307,531
                                              ------------
            PREFERRED STOCKS -- 12.4%
            AUTOMOBILES -- 1.1%
    4,000   Porsche ........................     2,906,624
                                              ------------
            ELECTRICAL EQUIPMENT-- 1.8%
  199,800   Sartorius ......................     4,796,319
                                              ------------
            HEALTH CARE PROVIDERS &
              SERVICES -- 2.4%
   56,354   Fresenius ......................  $  6,493,496
                                              ------------
            HEALTH CARE EQUIPMENT &
              SUPPLIES -- 0.8%
   40,000   Draegerwerk ....................     2,256,786
                                              ------------
            MACHINERY -- 3.2%
  161,709   Rheinmetall ....................     8,603,177
                                              ------------
            MEDIA -- 1.6%
  238,400   Prosieben Sat.1 Media ..........     4,473,170
                                              ------------
            TEXTILES, APPAREL & LUXURY
              GOODS -- 1.5%
  130,000   Hugo Boss ......................     4,045,138
                                              ------------
            Total Preferred Stocks
              (cost $16,731,353) ...........    33,574,710
                                              ------------
            Total Investments in German Securities
              (cost $156,812,334) ..........   231,882,241
                                              ------------

INVESTMENTS IN DUTCH COMMON
    STOCKS -- 8.7%
            AEROSPACE & DEFENSE -- 7.8%
  710,000   European Aeronautic Defense+ ...    21,254,299
                                              ------------
            BIOTECHNOLOGY -- 0.9%
  199,150   Qiagen*+ .......................     2,361,932
                                              ------------
            Total Investments in Dutch Common Stocks
              (cost $8,223,884) ............    23,616,231
                                              ------------

INVESTMENTS IN IRISH COMMON
    STOCK -- 5.0%
            DIVERSIFIED FINANCIALS -- 5.0%
  860,000   Depfa Bank Plc
              (Cost $5,139,861) ............  $ 13,614,419
                                              ------------
            Total Investments--99.5%
              (cost $170,176,079) ..........  $269,112,891

            Cash and other assets in
              excess of liabilities--0.5% ..     1,326,180
                                              ------------

            NET ASSETS--100.0% .............  $270,439,071
                                              ============

-----------
*Non-income producing security.
+All or a portion of the securities were on loan.

-----------
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         The New Germany Fund


By:                                 /S/ JULIAN SLUYTERS
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          The New Germany Fund

By:                                 /S/ JULIAN SLUYTERS
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 27, 2005



By:                                 /S/ PAUL SCHUBERT
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 27, 2005